BALANCE SHEET COMPONENTS - Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities
Accrued payables		$ 9,799	$ 5,493
Accrued interest - notes payable		6,149	1,757
Other accrued liabilities		124	57
Total accrued liabilities	$ 17,084	$ 16,072	$ 7,307